January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index Retirement Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
BlackRock LifePath® ESG Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 40.1%
iShares Developed Real Estate Index Fund, Class K	37,002	$ 312,300
iShares ESG Aware MSCI EAFE ETF	10,155	1,014,586
iShares ESG Aware MSCI EM ETF(b)	10,689	508,155
iShares ESG Aware MSCI USA ETF	18,985	2,862,368
iShares ESG Aware MSCI USA Small-Cap ETF(b)	7,118	344,582
iShares MSCI Canada ETF(b)	2,595	140,805
iShares MSCI EAFE Small-Cap ETF(b)	2,163	176,869
iShares MSCI Emerging Markets Small-Cap ETF	1,193	85,920
		5,445,585
Fixed-Income Funds — 59.8%
iShares ESG Aware U.S. Aggregate Bond ETF	147,204	7,056,960
iShares TIPS Bond ETF(b)	9,567	1,056,962
		8,113,922
Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	1,334,744	1,335,412
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)	29,674	29,674
		1,365,086
Total Investments — 110.0% (Cost: $13,186,637)		14,924,593
Liabilities in Excess of Other Assets — (10.0)%		(1,357,918)
Net Assets — 100.0%		$ 13,566,675

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,114,421	$ —	$ (1,779,174)(a)	$ 110	$ 55	$ 1,335,412	1,334,744	$ 1,889 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	28,473	1,201 (a)	—	—	—	29,674	29,674	227	—
iShares Developed Real Estate Index Fund, Class K	312,553	21,081	(22,593)	(390)	1,649	312,300	37,002	13,302	—
iShares ESG Aware MSCI EAFE ETF	1,088,310	25,659	(163,492)	11,293	52,816	1,014,586	10,155	20,712	—
iShares ESG Aware MSCI EM ETF	522,381	10,767	(58,481)	7,454	26,034	508,155	10,689	8,537	—
iShares ESG Aware MSCI USA ETF	3,025,616	28,087	(213,793)	14,629	7,829	2,862,368	18,985	9,203	—
iShares ESG Aware MSCI USA Small-Cap ETF	375,431	2,676	(57,907)	5,310	19,072	344,582	7,118	1,094	—
iShares ESG Aware U.S. Aggregate Bond ETF	7,351,208	190,968	(447,848)	(28,057)	(9,311)	7,056,960	147,204	72,908	—
iShares MSCI Canada ETF	145,066	1,801	(16,303)	1,882	8,359	140,805	2,595	1,354	—
iShares MSCI EAFE Small-Cap ETF	180,618	4,123	(20,621)	1,025	11,724	176,869	2,163	3,540	—
iShares MSCI Emerging Markets Small-Cap ETF	84,254	2,308	(4,419)	147	3,630	85,920	1,193	2,025	—
iShares TIPS Bond ETF	1,100,769	26,179	(60,798)	(8,787)	(401)	1,056,962	9,567	10,194	—
				$ 4,616	$ 121,456	$ 14,924,593		$ 144,985	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 5,445,585	$ —	$ —	$ 5,445,585
Fixed-Income Funds	8,113,922	—	—	8,113,922
Money Market Funds	1,365,086	—	—	1,365,086
	$14,924,593	$—	$—	$14,924,593

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments